Acquisition of Subsidiary	12 Months Ended
Feb. 28, 2026
Acquisition of Subsidiary [Abstract]
ACQUISITION OF SUBSIDIARY

27. ACQUISITION OF SUBSIDIARY

(i) Cartrack Swaziland (Pty) Ltd

On March 8, 2023, the Group acquired 76% of the shares and voting interests in Cartrack Swaziland (Pty) Ltd, from its existing franchisees for a consideration of ZAR 9.12 million, recognizing a goodwill of ZAR 6.2 million. The goodwill amount is not material to the Group.

The fair values of identifiable net assets and the cash outflows on the acquisition were as follows:

Figures in Rand thousands	Notes	As of February 29, 2024

Other non-current assets		2,868
Cash and cash equivalents		3,778
Other current assets (excluding cash and cash equivalents)		203
Non-current liabilities		(354)
Current liabilities		(2,683)

Net identifiable assets acquired		3,812
Add: Goodwill	8	6,223
Less: NCI based on proportionate interest		(915)
Cash consideration transferred for the business		9,120

Less: cash and cash equivalents acquired		(3,778)
Less: cash consideration payable		(240)
Net outflow of cash		5,102

Goodwill arising on the acquisitions is attributable to the synergies expected to arise from their integration with the Group, the skilled workforce acquired and the expanded customers. The primary reason for these acquisitions is to strategically expand its customer base.